Note 18 - Derivative Financial Instruments (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Oct. 16, 2013	Dec. 31, 2013 Swap [Member]	Aug. 25, 2013 Sovereign [Member]	Dec. 31, 2012 Written Down [Member]	Dec. 31, 2012 Reclassified [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]
Note 18 - Derivative Financial Instruments (Details) [Line Items]
Interest Rate Derivatives, at Fair Value, Net	$ 5,811,000
Derivative, Number of Instruments Matured		2
Derivatives, Number of Instruments Transferred			2
Derivative, Notional Amount		20,000,000
Derivative Asset, Fair Value of Collateral				1,739,000
Assets Held-for-sale, Property, Plant and Equipment	42,178,000
Assets Held-for-sale, Long Lived, Fair Value Disclosure	25,200,000					25,200,000
Impairment of Long-Lived Assets to be Disposed of	16,978,000
Long-Lived Assets Held and Used Carrying Value	211,384,000						10,414,000
Long-Lived Assets Held and Used Fair Value	164,792,000						12,500,000
Impairment of Long-Lived Assets Held-for-use	46,592,000
Percentage of Total Value Derived From Level 3 Inputs								18.70%
Long-Lived Assets Held And Used Revaluation Gain	2,086,000
Sovereign Option Outstanding					$ 3,000,000